Statutory Reserve (Tables)	6 Months Ended
Dec. 31, 2023
Statutory Reserve [Abstract]
Schedule of Statutory Reserve	For the six months ended December 31, 2023, the Company provided statutory reserve as follows:
Balance - June 30, 2022	1,499,369
Appropriation to statutory reserve	37,859
Balance - June 30, 2023	$1,537,228
Appropriation to statutory reserve	-
Balance — December 31, 2023	$1,537,228